INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
2017	$ 5,674
2018	3,275
2019	911
2020	441
2021 and thereafter	1,082
Amortized cost	$ 11,383	$ 17,154